united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2017
Shares		Fair Value
	COMMON STOCK - 100.0%
	AEROSPACE DEFENSE - 0.5%
3,756	Astronics Corp.*	$ 114,445

	AIRLINES - 2.0%
1,299	Allegiant Travel Co.	176,144
6,535	Hawaiian Holdings, Inc.*	306,818
		482,962
	AUTO PARTS & EQUIPMENT - 1.6%
13,654	American Axle & Manufacturing Holdings, Inc.*	213,002
3,193	Tenneco, Inc.	184,651
		397,653
	BEVERAGES - 0.6%
1,002	Boston Beer Co, Inc.*	132,414

	BIOTECHNOLOGY - 4.9%
26,858	Applied Genetic Technologies Corp.*	136,976
7,648	Emergent BioSolutions, Inc.*	259,344
14,036	Halozyme Therapeutics, Inc.*	179,941
2,370	Ligand Pharmaceuticals, Inc.*	287,718
6,320	MacroGenics, Inc.*	110,663
8,430	Myriad Genetics, Inc.*	217,831
		1,192,473
	BUILDING MATERIALS - 5.2%
1,073	Apogee Enterprises, Inc.	60,989
9,892	Continental Building Products, Inc.*	230,484
2,272	Masonite International Corp.*	171,536
11,170	NCI Building Systems, Inc.*	186,539
4,316	Patrick Industries, Inc.*	314,421
4,587	Trex Co, Inc.*	310,356
		1,274,325
	CHEMICALS - 0.7%
4,708	PolyOne Corp.	182,388

	COMMERCIAL SERVICES - 9.9%
7,696	Avis Budget Group, Inc.*	209,870
4,388	Barrett Business Services, Inc.	251,388
4,679	Brink's Co.	313,493
6,046	Forrester Research, Inc.	236,701
14,247	Information Services Group, Inc.*	58,555
3,422	Insperity, Inc.	242,962
10,956	Kforce, Inc.	214,737
5,261	Medifast, Inc.	218,174
2,800	Patriot National, Inc.*(a)	5,936
4,148	Robert Half International, Inc.	198,814
5,044	TransUnion*	218,456
2,347	WEX, Inc.*	244,722
		2,413,808

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares		Fair Value

	COMPUTERS - 5.6%
6,729	Carbonite, Inc.*	$ 146,692
5,716	CSRA, Inc.	181,483
3,749	EPAM Systems, Inc.*	315,253
4,571	MAXIMUS, Inc.	286,282
9,404	Syntel, Inc.	159,492
6,474	TeleTech Holdings, Inc.	264,139
		1,353,341
	DIVERSIFIED FINANCIAL SERVICES - 5.5%
3,660	Altisource Portfolio Solutions SA*	79,861
1,333	Credit Acceptance Corp.*(a)	342,768
3,201	Evercore Partners, Inc.	225,671
6,930	Hennessy Advisors, Inc.	105,197
7,252	Moelis & Co.	281,740
5,481	Silvercrest Asset Management Group, Inc.	73,720
1,100	Westwood Holdings Group, Inc.	62,359
16,397	WisdomTree Investments, Inc.	166,757
		1,338,073
	ELECTRIC - 1.1%
13,639	Spark Energy, Inc.(a)	256,413

	ENGINEERING & CONSTRUCTION - 0.7%
2,828	Argan, Inc.	169,680

	ENTERTAINMENT - 3.9%
4,520	Cinemark Holdings, Inc.	175,602
11,778	Scientific Games Corp.*	307,406
10,015	SeaWorld Entertainment, Inc.	162,944
1,488	Vail Resorts, Inc.	301,811
		947,763
	FOREST PRODUCTS & PAPER - 0.5%
2,550	Clearwater Paper Corp.*	119,213

	HEALTHCARE-PRODUCTS - 11.0%
8,190	Bruker Corp.	236,200
7,629	Globus Medical, Inc.*	252,901
4,932	Hologic, Inc.*	223,814
1,879	IDEXX Laboratories, Inc.*	303,308
8,456	iRadimed Corp.*	72,722
3,348	Masimo Corp.*	305,271
20,026	MiMedx Group, Inc.*	299,789
6,937	Repligen Corp.*	287,469
3,521	ResMed, Inc.	274,180
7,128	Surmodics, Inc.*	200,653
3,046	Utah Medical Products, Inc.	220,531
		2,676,838

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares		Fair Value

	HEALTHCARE- SERVICES - 2.0%
4,349	HealthSouth Corp.	$ 210,492
4,665	US Physical Therapy, Inc.	281,766
		492,258
	HOLDING COMPANIES - DIVERSIFIED - 0.6%
8,197	HRG Group, Inc.*	145,169

	HOME FURNISHINGS - 2.0%
3,325	American Woodmark Corp.*	317,704
3,310	Tempur Sealy International, Inc.*	176,721
		494,425
	HOUSEWARES - 1.3%
4,422	Toro Co.	306,400

	INSURANCE - 1.4%
17,943	Crawford & Co.	166,870
9,440	E-Health, Inc.*	177,472
		344,342
	INTERNET - 4.9%
57,552	DHI Group, Inc.*	164,023
23,525	Endurance International Group Holdings, Inc.*	196,434
23,680	Groupon, Inc.*	90,931
9,739	NIC, Inc.	184,554
692	Stamps.com, Inc.*	107,173
10,656	Web.com Group, Inc.*	269,597
2,987	WebMD Health Corp.*	175,188
		1,187,900
	INVESTMENT COMPANIES - 0.4%
32,792	Real Industry, Inc.*	95,097

	LEISURE TIME - 1.4%
3,600	Polaris Industries, Inc.(b)	332,028

	LODGING - 1.3%
12,652	Boyd Gaming Corp.	313,896

	MEDIA - 0.7%
4,921	Sinclair Broadcast Group, Inc.	161,901

	MISCELLANEOUS MANUFACTUR - 3.3%
2,433	Chase Corp.	259,601
15,211	Myers Industries, Inc.	273,038
3,793	Trinseo SA	260,579
		793,218
	OFFICE FURNISHINGS - 0.8%
6,299	Herman Miller, Inc.	191,490

	OFFICE BUSINESS EQUIPMENT - 0.8%
12,301	Pitney Bowes, Inc.	185,745

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares		Fair Value

	PACKAGING & CONTAINERS - 3.9%
3,293	Berry Global Group, Inc.*	$ 187,734
9,708	Owens-Illinois, Inc.*	232,215
2,572	Packaging Corp of America	286,495
7,192	Silgan Holdings, Inc.	228,562
		935,006
	PHARMACEUTICALS - 6.9%
9,674	Depomed, Inc.*	103,899
6,457	Insys Therapeutics, Inc.*	81,681
84,952	Mannkind Corp.*(a)	119,782
7,339	Natural Health Trends Corp.	204,391
11,041	Nektar Therapeutics*	215,852
3,632	Neurocrine Biosciences, Inc.*	167,072
16,284	Sucampo Pharmaceuticals, Inc.*	170,982
7,322	Supernus Pharmaceuticals, Inc.*	315,578
4,606	USANA Health Sciences, Inc.*	295,245
		1,674,482
	REAL ESTATE - 1.4%
6,659	Marcus & Millichap, Inc.*	175,531
3,486	RMR Group, Inc.	169,594
		345,125
	RETAIL - 2.9%
4,091	Big Lots, Inc.	197,595
10,607	Bloomin' Brands, Inc.	225,187
3,261	Brinker International, Inc.	124,244
3,450	Williams-Sonoma, Inc.	167,325
		714,351
	SOFTWARE - 8.3%
7,752	CSG Systems International, Inc.	314,576
3,348	Computer Programs & Systems, Inc.(a)	109,814
3,406	Ebix, Inc.	183,583
4,708	Envestnet, Inc.*	186,438
2,340	Fair Isaac Corp.	326,219
4,453	Manhattan Associates, Inc.*	214,011
13,313	Quality Systems, Inc.*	229,117
27,130	Synchronoss Technologies, Inc.*	446,289
		2,010,047
	TELECOMMUNICATIONS - 1.2%
4,539	GTT Communications, Inc.*	143,659
1,908	InterDigital, Inc.	147,488
		291,147
	TRANSPORTATION - 0.8%
2,160	Landstar System, Inc.	184,896

	TOTAL COMMON STOCK (Cost $22,315,846)	24,250,712

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017
Shares		Fair Value

	SHORT-TERM INVESTMENT - 3.8%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.4%
827,886	Fidelity Investment Money Market Fund - Institutional Class, 0.81% (b)(c)	$ 827,886

	MONEY MARKET FUND - 0.4%
85,961	Fidelity Investment Money Market Fund - Institutional Class, 0.81% (c)	85,961

	TOTAL SHORT-TERM INVESTMENT (Cost $913,847)	913,847

	TOTAL INVESTMENTS - 103.8% (Cost $23,229,693)	$ 25,164,559
	LIABILITIES IN EXCESS OF OTHER ASSETS- NET - (3.8) %	(914,010)
	TOTAL NET ASSETS - 100.0%	$ 24,250,549

* Non-Income producing security.
(a) All or a portion of the security is out on loan at June 30, 2017. Total loaned securities had a market value of $792,620 at June 30, 2017.
(b) All or a portion of the security is segregated as collateral for securities on loan at June 30, 2017. Total collateral had a market value of $827,886 at June 30, 2017.
(c) Money market fund; interest rate reflects the seven-day effective yield on June 30, 2017.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,239,319 and differs from Fair Value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,337,642
	Unrealized depreciation:	(1,412,402)
	Net unrealized appreciation:	$ 1,925,240

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 24,250,712	$ -	$ -	$ 24,250,712
Investment Purchased As Securities Lending Collateral	827,886	-	-	827,886
Money Market Fund	85,961	-	-	85,961
Total	$ 25,164,559	$ -	$ -	$ 25,164,559

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Security Loans – The Fund has entered into a securities lending agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/10/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/10/2017